COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES
                          (The "Strategic Income Fund")

                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2005


         Effective immediately, Kevin L. Cronk and Thomas A. LaPointe began co-managing the Strategic Income Fund.

         The following paragraphs regarding Mr. Cronk and Mr. LaPointe are added to the section describing the portfolio managers for the Strategic Income Fund and the paragraph regarding Ms. Ostrander replaces the current paragraph in its entirety in the section describing the portfolio managers for the Strategic Income Fund under the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO
MANAGERS:

Laura A. Ostrander, a senior vice president of Columbia Management, is the lead manager for the Strategic Income Fund and has managed the Strategic Income Fund since September, 2000. Ms. Ostrander has been associated with Columbia Management or its predecessors since December, 1996.

Kevin L. Cronk, a senior vice president of Columbia Management, is a co-manager for the Strategic Income Fund and has co-managed the Strategic Income Fund since May, 2005. Mr. Cronk has been associated with Columbia Management or its predecessors since August, 1999.

Thomas A. LaPointe, a senior vice president of Columbia Management, is a co-manager for the Strategic Income Fund and has co-managed the Strategic Income Fund since May, 2005. Mr. LaPointe has been associated with Columbia Management or its predecessors since February, 1999.




                                                                   May 25, 2005

                        COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES

                     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                      DATED MAY 1, 2005


         The following is added to the table "Other Accounts Managed by Portfolio Managers" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO
MANAGERS:

------------------------------ ------------------------------ ------------------------------- -------------------------------

                                   Other SEC-registered
                               open-end and closed-end funds     Other pooled investment
      Portfolio Manager                                                  vehicles                     Other accounts
------------------------------ ------------------------------ ------------------------------- -------------------------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
                                 Number of        Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Kevin L. Cronk                       9         $6.0 billion         8          $1.6 billion         5          $374 million
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Thomas A. LaPointe                   9         $6.0 billion         8          $1.6 billion         5          $374 million
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------


         The following is added to the table "Ownership of Securities" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Kevin L. Cronk                                                                   $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Thomas A. LaPointe                                                               $0
------------------------------------------------------- -----------------------------------------------------

         The following is added to the table "Compensation" under the section MORE FACTS ABOUT THE TRUST; PORTFOLIO MANAGERS:

----------------------------------------------- -------------------------------------------------------------
              Portfolio Manager                                    Performance Benchmark

----------------------------------------------- -------------------------------------------------------------
----------------------------------------------- -------------------------------------------------------------
Kevin L. Cronk                                          Lehman Brothers Government/Credit Bond Index
----------------------------------------------- -------------------------------------------------------------
----------------------------------------------- -------------------------------------------------------------
Thomas A. LaPointe                                      Lehman Brothers Government/Credit Bond Index
----------------------------------------------- -------------------------------------------------------------


                                                                   May 25, 2005

                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES
                            (the "Select Value Fund")
                  Supplement to the Prospectuses dated May 1, 2005


     The following paragraphs are added to the section describing the portfolio managers for the Select Value Fund under the section
"TRUST MANAGEMENT ORGANIZATIONS: PORTFOLIO MANAGERS":

     Lori J. Ensinger, a senior portfolio manager of Columbia Management, is a co-manager for the Select Value Fund and has co-managed the Select Value Fund since September, 2004. Ms. Ensinger has been associated with Columbia Management or its affiliates since 2001. Prior to joining Columbia Management in 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Scudder Investments from 1999 to 2001.

     Noah J. Petrucci, a portfolio manager of Columbia Management, is a co-manager for the Select Value Fund and has co-managed the Select Value Fund since September, 2004.
     Mr. Petrucci has been associated with Columbia Management or its affiliates since February, 2002. Prior to joining Columbia Management in February, 2002, Mr. Petrucci was employed by Scudder Investments from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.



                                                                   May 25, 2005

                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES
              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED
                                   MAY 1, 2005

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section "More Facts About the Trust: Portfolio Managers":

------------------------------ ------------------------------ ------------------------------- -------------------------------

                                   Other SEC-registered
                               open-end and closed-end funds     Other pooled investment
      Portfolio Manager                                                  vehicles                     Other accounts
------------------------------ ------------------------------ ------------------------------- -------------------------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
                                 Number of        Assets        Number of         Assets        Number of         Assets
                                  accounts                       accounts                        accounts
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Lori J. Ensinger                     8         $4.323 billion        1         $97.1 million       2,053        $2.1 billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------
Noah J. Petrucci                     8         $4.323 billion        1         $97.1 million       2,050        $2.1 billion
------------------------------ --------------- -------------- --------------- --------------- --------------- ---------------

2. The following language is added to the chart following the heading "Ownership of Securities" in the section "More Facts About the Trust:
         Portfolio Managers":

------------------------------------------------------- -----------------------------------------------------
                                                           Dollar Range of Equity Securities in the Fund
                  Portfolio Manager                                      Beneficially Owned

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Lori J. Ensinger                                                                 $0
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
Noah J. Petrucci                                                                 $0
------------------------------------------------------- -----------------------------------------------------

3. The following language is added to the chart following the heading "Compensation" in the section "More Facts About the Trust: Portfolio Managers":

----------------------------------------------- -------------------------------------------------------------
              Portfolio Manager                                    Performance Benchmark

----------------------------------------------- -------------------------------------------------------------
----------------------------------------------- -------------------------------------------------------------
Lori J. Ensinger                                                 Russell Midcap Value Index
----------------------------------------------- -------------------------------------------------------------
----------------------------------------------- -------------------------------------------------------------
Noah J. Petrucci                                                 Russell Midcap Value Index
----------------------------------------------- -------------------------------------------------------------


                                                                   May 25, 2005